CURRENT AND DEFERRED TAXES - Schedule of movements of deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	$ (302,128)	$ (377,577)	$ (338,710)
Recognized in consolidated income	12,862	9,531	(19,582)
Recognized in comprehensive income	662	909	4,355
Exchange rate variation	(28,972)	65,009	(23,640)
Ending balance Asset (liability)	(317,576)	(302,128)	(377,577)
Total deferred tax assets not recognized	2,914,298	3,263,150
Unrecoverable deferred tax assets	10,460,187	11,736,014
Property, plant and equipment
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(875,426)	(1,011,881)	(1,088,140)
Recognized in consolidated income	1,463	136,455	76,259
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(873,963)	(875,426)	(1,011,881)
Assets for right of use
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(720,803)	(586,011)	(367,182)
Recognized in consolidated income	(133,955)	(134,792)	(218,829)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(854,758)	(720,803)	(586,011)
Lease Liabilities
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	892,770	792,855	586,993
Recognized in consolidated income	108,965	99,915	205,862
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	1,001,735	892,770	792,855
Amortization
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(101,193)	(112,012)	(88,182)
Recognized in consolidated income	(7,258)	10,819	(23,830)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	(108,451)	(101,193)	(112,012)
Provisions
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	4,075	141,318	(60,386)
Recognized in consolidated income	31,319	(138,152)	200,953
Recognized in comprehensive income	662	909	751
Exchange rate variation	0	0	0
Ending balance Asset (liability)	36,056	4,075	141,318
Revaluation of financial instruments
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	0	(889)	2,438
Recognized in consolidated income		889	(6,931)
Recognized in comprehensive income		0	3,604
Exchange rate variation		0	0
Ending balance Asset (liability)		0	(889)
Tax losses
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	733,483	699,584	946,659
Recognized in consolidated income	12,777	33,899	(247,075)
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	746,260	733,483	699,584
Intangibles
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(234,854)	(300,359)	(270,512)
Recognized in consolidated income	(507)	496	(6,207)
Recognized in comprehensive income	0	0	0
Exchange rate variation	(28,972)	65,009	(23,640)
Ending balance Asset (liability)	(264,333)	(234,854)	(300,359)
Other
Deferred Tax Assets And Liabilities [Roll Forward]
Opening balance Assets/(liabilities)	(180)	(182)	(398)
Recognized in consolidated income	58	2	216
Recognized in comprehensive income	0	0	0
Exchange rate variation	0	0	0
Ending balance Asset (liability)	$ (122)	$ (180)	$ (182)